Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Unamortized Stock Based Compensation	Accumulated Comprehensive Income	Accumulated Deficit	Total
Beginning Balance at Mar. 31, 2012	$ 78,272	$ 5,415,416		$ 14,343	$ (6,344,496)	$ (836,465)
Balance (in Shares) at Mar. 31, 2012	78,271,357
Issuance of shares for services	954	78,546	(48,375)			31,125
Issuance of shares for services (Shares)	954,000
Issuance of shares for services - related party	2,102	429,899	(135,000)			297,001
Issuance of shares for services - related party (Shares)	2,102,400
Issuance of shares for cash, net	9,123	737,977				747,100
Issuance of shares for cash, net (Shares)	9,123,102
Issuance of shares for financing - related party	1,468	9,779				11,247
Issuance of shares for financing - related party (Shares)	1,468,035
Forfeiture of shares	(8,100)	8,100
Forfeiture of shares (Shares)	(8,100,000)
Translation adjustment					(1,455,076)	(1,455,076)
Net Loss					(1,455,076)	(1,455,076)
Ending Balance at Mar. 31, 2013	83,819	6,679,717	(183,375)	(13,306)	(7,799,572)	(1,232,717)
Balance (in Shares) at Mar. 31, 2013	83,818,894					83,818,894
Translation adjustment				(1,559)		(1,559)
Offering costs - related party			(4,275)			(4,275)
Issuance of shares previously authorized	20,448	1,220,183				1,240,631
Issuance of shares previously authorized (Shares)	20,448,000
Issuance of shares for loans converted	6,459	131,041				137,500
Issuance of shares for loans converted (Shares)	6,459,055
Previously forfeited shares re-issued	2,025	(2,025)
Previously forfeited shares re-issued (Shares)	2,025,000
Issuance of shares to settle disagreement	360	29,640				30,000
Issuance of shares to settle disagreement (Shares)	360,000
Amortization of stock based compensation			43,126			43,126
Shares acquired by Telupay International Inc.	(118,099)	(8,474,307)				(8,592,406)
Shares acquired by Telupay International Inc. (Shares)	(118,098,594)
Shares of Telupay International Inc.	113,878	8,484,544				8,598,422
Shares of Telupay International Inc. (Shares)	113,878,237
Cancellation of founders shares	(70,500)	70,500
Cancellation of founders shares (Shares)	(70,500,000)
Shares issued to shareholders of Telupay PLC to effect the recapitalization	118,099	(118,099)
Shares issued to shareholders of Telupay PLC to effect the recapitalization (Shares)	118,098,594
Liabilities assumed of Telupay International Inc.		(1,159,193)		(6,020)		(1,165,213)
Net Loss					(707,173)	(707,173)
Ending Balance at Sep. 30, 2013	$ 161,477	$ 7,277,752	$ (140,249)	$ (20,885)	$ (8,506,745)	$ (1,228,650)
Balance (in Shares) at Sep. 30, 2013	161,476,831					161,476,831